Allowance for Bad Debts	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure
 Allowance for Bad Debts
A summary of activity in the allowance for bad debts for the years ended December 31, 2014 and 2013 is as follows:

	Balance at Beginning of Period	Additions Charged to Expense	Deductions	Balance at End of Period
Year ended December 31, 2013	$251	$—	$(88)	$163
Year ended December 31, 2014	$163	$—	$(163)	$—

All activity in the allowance for bad debts for the years ended December 31, 2014 and 2013 was directly related to the Services Business, and, as such, is included in discounted operations in the accompanying statements of operations and in assets of discontinued operations on the accompanying balance sheets.